Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2024
Provisions for other liabilities and charges
Provisions for other liabilities and charges

24.Provisions for other liabilities and charges

	2024	2023	2022
	$'000	$'000	$'000
Decommissioning and site restoration provisions
At January 1	86,408	85,016	71,941
Additions through business combinations	—	—	34,419
Provisions for new sites and remeasurements of existing sites	2,940	(505)	(24,898)
Utilization	(95)	(343)	(343)
Disposal of subsidiary	(3,299)	—	—
Unwinding of discount	9,191	9,156	7,084
Exchange differences	(11,087)	(6,916)	(3,187)
At December 31	84,058	86,408	85,016

Analysis of total decommissioning and site restoration provisions
Non-current	83,876	86,131	84,533
Current	182	277	483
	84,058	86,408	85,016

The provision relates to the probable obligation that the Group may incur to restore existing leased sites to their original state through the decommissioning, dismantling and removal of assets. The amount initially recognized is the present value of the estimated costs, discounted using a rate appropriate for the relevant operation and lease term.

Estimates are based on management’s experience having taken into account assumptions regarding the current economic environment, construction requirements, technology, price levels and expected plans for remediation. Management believes that these assumptions are a reasonable basis upon which to estimate the future liability. The estimates are reviewed regularly and updated to take into account any significant changes in the assumptions. Remeasurements are reflected in the provision and the related asset within property, plant and equipment.

Actual decommissioning and site restoration costs for the required works will reflect market prices and conditions at the relevant time. Furthermore, the timing of the works will likely depend on when the lease term is terminated without renewal which itself will depend upon technological changes in the local and international telecommunication industries which are inherently uncertain.

The discount rates applied have been in line with the weighted average borrowing rate for the respective entities in the periods the assets were constructed/acquired. Discount rates applied by each entity are as follows:

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian	IHS Kuwait
	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities	Limited
	%	%	%	%	%	%	%	%
Discount rates
2024	11.1	7.8	5.9	14.0	11.0	13.5	14.0	n/a
2023	11.1	7.4	5.9	14.0	12.2	13.5	15.1	6.3

A 1% movement in the rate used to discount the estimated decommissioning and site restoration costs is estimated to impact the loss as follows:

	Increase/(decrease)
	in provision
	2024	2023	2022
	$’000	$’000	$’000

1% increase	(4,422)	(2,562)	(2,066)
1% decrease	2,568	1,189	1,606